Vessel Operating and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying combined carve-out statements of comprehensive (loss)/income are analyzed as follows:
	Period ended December 31,	Year ended December 31,
Voyage expenses	2021	2022
Brokerage commissions	521,052	1,661,958
Brokerage commissions- related party	372,037	1,437,276
Port & other expenses	3,916,046	5,794,018
Bunkers consumption	6,251,624	20,430,020
Gain on bunkers	(1,241)	(3,858)
Total Voyage expenses	$11,059,518	$29,319,414

Vessel Operating Expenses
	Period ended December 31,	Year ended December 31,
Vessel Operating Expenses	2021	2022
Crew & crew related costs	7,037,784	12,315,509
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	3,166,746	4,892,750
Lubricants	601,049	1,058,930
Insurances	875,873	1,434,441
Tonnage taxes	147,569	342,796
Other	532,850	1,663,864
Total Vessel operating expenses	$12,361,871	$21,708,290